UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Credit Opportunities Fund

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 93.3%

	COMMON STOCKS – 0.0%

	Media – 0.0%

9,292	Tribune Company, (2)				$—
	Total Common Stocks (cost $0)				—

Principal Amount (000)	Description (1)	Coupon		Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 0.1%

	IT Services – 0.1%

$1,000	Zayo Escrow Corporation	8.125%		B1	$1,095,000
	Total $1,000 Par (or similar) Institutional Structures (cost $1,000,000)				1,095,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.3%

	Health Care Equipment & Supplies – 0.2%

$1,537	Hologic Inc.	0.000%	12/15/43	N/R	$1,613,850

	Health Care Providers & Services – 0.1%

500	LifePoint Hospitals, Inc.	3.500%	5/15/14	BB–	543,438

500	Omnicare, Inc.	3.250%	12/15/35	B+	534,375
1,000	Total Health Care Providers & Services				1,077,813
$2,537	Total Convertible Bonds (cost $2,448,482)				2,691,663

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 62.9%

	Aerospace & Defense – 0.5%

$1,150	Bombardier Inc., 144A	6.125%	1/15/23	BB	$1,141,375

2,219	Erickson Air-Crane Inc., 144A	8.250%	5/01/20	B1	2,296,665

1,000	TransDigm Inc.	7.750%	12/15/18	B–	1,072,500
4,369	Total Aerospace & Defense				4,510,540

	Auto Components – 1.1%

2,000	Ahern Rentals Inc., 144A	9.500%	6/15/18	B	2,165,000

3,750	Chassix Inc., 144A	9.250%	8/01/18	B–	3,993,750

1,900	Schaeffler Holding Finance BV, 144A	6.875%	8/15/18	B1	2,014,000

2,100	Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	2,184,000
9,750	Total Auto Components				10,356,750

Nuveen Investments	1

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Automobiles – 0.6%

$6,000	Jaguar Land Rover PLC, 144A	4.125%	12/15/18	BB	$6,037,500

	Beverages – 0.6%

6,300	Innvoation Ventures LLC Finance, 144A	9.500%	8/15/19	B2	6,079,500

	Capital Markets – 0.8%

7,000	KCG Holdings Inc., 144A	8.250%	6/15/18	B	7,367,500

	Chemicals – 1.5%

7,000	Hexion US Finance	6.625%	4/15/20	Ba3	7,175,000

1,600	Ineos Finance PLC, 144A	8.375%	2/15/19	BB–	1,780,000

5,000	Ineos Group Holdings SA, 144A	6.125%	8/15/18	B–	5,025,000
13,600	Total Chemicals				13,980,000

	Commercial Services & Supplies – 2.9%

5,000	ABX Group Inc.	6.375%	12/01/19	Ba3	5,075,000

6,950	ABX Group Inc.	8.750%	12/01/20	CCC+	7,089,000

3,000	Ceridian Corporation, 144A	8.875%	7/15/19	B1	3,450,000

54	Ceridian Corporation	12.250%	11/15/15	CCC	54,405

5,098	Harland Clarke Holdings	9.500%	5/15/15	B–	5,123,490

900	Monitronics Escrow Corporation, 144A	9.125%	4/01/20	CCC+	954,000

5,000	Tervita Corporation, 144A	8.000%	11/15/18	B–	5,162,500
26,002	Total Commercial Services & Supplies				26,908,395

	Communications Equipment – 2.5%

12,000	Alcatel Lucent USA Inc., 144A	6.750%	11/15/20	B3	12,465,000

2,800	Alcatel Lucent USA Inc., 144A	4.625%	7/01/17	B3	2,803,500

2,000	Avaya Inc., 144A	7.000%	4/01/19	B1	1,960,000

1,000	IntelSat Jackson Holdings	7.250%	4/01/19	B+	1,080,000

1,000	IntelSat Jackson Holdings	7.500%	4/01/21	B+	1,102,500

1,750	Level 3 Financing Inc., 144A	6.125%	1/15/21	BB–	1,767,500

2,000	Nortel Networks Limited, (6)	0.000%	7/15/11	N/R	2,130,000
22,550	Total Communications Equipment				23,308,500

	Computers & Peripherals – 0.1%

900	Seagate HDD Cayman, 144A	3.750%	11/15/18	BBB–	910,125

	Consumer Finance – 0.8%

2,700	SLM Corporation	4.875%	6/17/19	BBB–	2,690,423

1,900	Springleaf Finance Corporation	6.000%	6/01/20	B3	1,900,000

2,500	TMX Finance LLC, 144A	8.500%	9/15/18	B+	2,662,500
7,100	Total Consumer Finance				7,252,923

	Containers & Packaging – 0.6%

1,750	Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	CCC+	1,767,500

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Containers & Packaging (continued)

$1,000	Ardagh Packaging Finance PLC, 144A	7.375%	10/15/17	Ba3	$1,075,000

1,000	Ardagh Packaging Finance PLC, 144A / MP HD USA, 144A	7.375%	10/15/17	Ba3	1,073,750

1,250	Reynolds Group	7.875%	8/15/19	B+	1,381,250

500	Reynolds Group	6.875%	2/15/21	B+	538,750
5,500	Total Containers & Packaging				5,836,250

	Distributors – 1.0%

7,590	HD Supply Inc.	11.500%	7/15/20	CCC+	9,060,563

	Diversified Consumer Services – 0.2%

1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	1,736,625

	Diversified Financial Services – 1.3%

500	American Capital Limited, 144A	6.500%	9/15/18	BB–	521,250

1,000	Harland Clarke Holdings	5.010%	5/15/15	B–	997,500

2,000	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B+	2,080,000

3,350	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	3,408,625

3,000	Nationstar Mortgage LLC Capital Corporation	6.500%	6/01/22	B+	2,812,500

2,000	PHH Corporation	6.375%	8/15/21	Ba2	2,000,000
11,850	Total Diversified Financial Services				11,819,875

	Diversified Telecommunication Services – 2.5%

1,213	Cincinnati Bell Inc.	8.375%	10/15/20	B	1,313,073

1,500	CyrusOne LP Finance	6.375%	11/15/22	B+	1,552,500

2,000	IntelSat Limited, 144A	7.750%	6/01/21	B–	2,145,000

7,000	IntelSat Limited	8.125%	6/01/23	B–	7,507,500

2,000	Level 3 Financing Inc.	7.000%	6/01/20	BB–	2,120,000

2,000	Level 3 Financing Inc.	8.625%	7/15/20	BB–	2,240,000

4,900	Windstream Corporation	7.750%	10/01/21	BB+	5,194,000

1,000	Windstream Corporation	7.500%	4/01/23	BB+	1,005,000
21,613	Total Diversified Telecommunication Services				23,077,073

	Electric Utilities – 0.2%

1,900	Calpine Corporation, 144A	6.000%	1/15/22	BB+	1,947,500

	Energy Equipment & Services – 0.4%

2,000	Calfrac Holdings LP, 144A	7.500%	12/01/20	BB–	2,040,000

2,000	Hornbeck Offshore Services Inc.	5.875%	4/01/20	BB–	2,065,000
4,000	Total Energy Equipment & Services				4,105,000

	Food & Staples Retailing – 1.0%

1,600	Rite Aid Corporation	9.250%	3/15/20	CCC+	1,836,000

500	Rite Aid Corporation	8.000%	8/15/20	BB–	562,500

1,200	Rite Aid Corporation	6.750%	6/15/21	CCC+	1,258,500

Nuveen Investments	3

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Food & Staples Retailing (continued)

$5,000	US Foods Inc.	8.500%	6/30/19	CCC+	$5,475,000
8,300	Total Food & Staples Retailing				9,132,000

	Food Products – 0.2%

1,500	JBS USA LLC, 144A	8.250%	2/01/20	BB	1,627,500

	Gas Utilities – 0.2%

2,000	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	2,170,000

	Health Care Equipment & Supplies – 2.6%

248	Apria Healthcare Group Inc.	12.375%	11/01/14	B–	250,170

1,500	Biomet Inc.	6.500%	8/01/20	B–	1,575,000

2,500	Kinetic Concepts	10.500%	11/01/18	B–	2,875,000

9,775	Kinetic Concepts	12.500%	11/01/19	CCC+	10,996,875

8,300	Tenet Healthcare Corporation, 144A	8.125%	4/01/22	B3	8,943,250
22,323	Total Health Care Equipment & Supplies				24,640,295

	Health Care Providers & Services – 3.3%

1,000	Aviv Healthcare Properties LP	7.750%	2/15/19	B+	1,075,000

1,000	HCA Holdings Inc.	6.250%	2/15/21	B–	1,046,250

7,500	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	7,950,000

5,000	Prospect Medical Holdings Inc., 144A	8.375%	5/01/19	B–	5,362,500

1,385	Symbion Inc.	8.000%	6/15/16	B–	1,468,100

10,200	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	11,538,750

2,000	Universal Hospital Services Inc.	7.625%	8/15/20	B+	2,110,000
28,085	Total Health Care Providers & Services				30,550,600

	Health Care Technology – 0.9%

7,500	MedAssets Inc.	8.000%	11/15/18	B	8,100,000

	Hotels, Restaurants & Leisure – 2.6%

1,000	Caesars Operating Escrow	9.000%	2/15/20	B–	972,500

4,000	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc., 144A	4.375%	11/01/18	BBB–	4,090,000

7,750	Landry’s Holdings	10.250%	1/01/18	CCC+	8,224,688

2,000	Landry’s Restaurants Inc., 144A	9.375%	5/01/20	B3	2,180,000

1,200	MGM Resorts International Inc.	7.750%	3/15/22	B+	1,341,000

2,000	Pinnacle Entertainment Inc.	7.750%	4/01/22	B	2,180,000

2,875	Pinnacle Finance Corporation, 144A	6.375%	8/01/21	BB–	2,939,688

2,600	Station Casinos LLC	7.500%	3/01/21	CCC+	2,769,000
23,425	Total Hotels, Restaurants & Leisure				24,696,876

	Household Durables – 0.5%

1,950	KB Home	7.000%	12/15/21	B+	2,032,875

1,440	Libbey Glass Inc.	6.875%	5/15/20	BB–	1,555,200

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Household Durables (continued)

$1,000	RSI Home Products Incorporated, 144A	6.875%	3/01/18	B+	$1,047,500
4,390	Total Household Durables				4,635,575

	Household Products – 0.4%

3,000	Serta Simmons Holdings LLC, 144A	8.125%	10/01/20	CCC+	3,262,500

500	Spectrum Brands Inc., 144A	6.625%	11/15/22	BB–	531,875
3,500	Total Household Products				3,794,375

	Independent Power Producers & Energy Traders – 0.2%

650	Calpine Corporation, 144A	5.875%	1/15/24	BB+	635,375

1,500	NRG Energy Inc.	6.625%	3/15/23	BB–	1,511,250
2,150	Total Independent Power Producers & Energy Traders				2,146,625

	Insurance – 0.9%

2,000	Fidelity & Guaranty Life Holdings Inc., 144A	6.375%	4/01/21	BB–	2,100,000

6,000	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	6,165,000
8,000	Total Insurance				8,265,000

	IT Services – 1.4%

3,000	First Data Corporation, 144A	7.375%	6/15/19	BB–	3,202,500

8,925	First Data Corporation	12.625%	1/15/21	B–	10,475,719
11,925	Total IT Services				13,678,219

	Leisure Equipment & Products – 0.6%

2,000	PC Merger Sub Inc., 144A	8.875%	8/01/20	BB–	2,240,000

2,980	PC NextCo Holdings Finance, 144A	8.750%	8/15/19	CCC+	3,058,225
4,980	Total Leisure Equipment & Products				5,298,225

	Machinery – 0.9%

1,750	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	1,898,750

1,000	Meritor Inc.	6.750%	6/15/21	B–	1,020,000

2,000	Terex Corporation	6.000%	5/15/21	BB–	2,067,500

3,000	Xerium Technologies	8.875%	6/15/18	B	3,150,000
7,750	Total Machinery				8,136,250

	Media – 4.8%

4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	3,750,000

2,750	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	B–	2,818,750

1,000	Charter Communications, CCO Holdings LLC	6.625%	1/31/22	BB–	1,030,000

14,082	Clear Channel Communications, Inc., 144A	14.000%	2/01/21	CCC–	12,779,090

109	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	111,180

1,000	Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	1,075,000

500	Clear Channel Worldwide, Series A	7.625%	3/15/20	B	520,000

1,100	Clear Channel Worldwide, Series B	7.625%	3/15/20	B	1,156,375

2,900	Dreamworks Animation SKG, 144A	6.875%	8/15/20	Ba3	3,066,750

Nuveen Investments	5

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Media (continued)

$2,000	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	$2,035,000

8,000	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	8,840,000

1,000	Mediacom LLC	7.250%	2/15/22	B–	1,060,000

2,875	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	2,896,563

500	UnityMedia Hessen GmBH, 144A	7.500%	3/15/19	BB–	543,750

1,000	UPCB Finance Limited, 144A	7.250%	11/15/21	BB	1,085,000

500	UPCB Finance Limited, 144A	6.875%	1/15/22	BB	531,250

2,000	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	2,220,000
45,316	Total Media				45,518,708

	Metals & Mining – 0.2%

1,000	Global Brass and Copper, 144A	9.500%	6/01/19	B	1,140,000

500	Novellis Inc.	8.750%	12/15/20	B	556,250
1,500	Total Metals & Mining				1,696,250

	Oil, Gas & Consumable Fuels – 9.1%

1,000	Calumet Specialty Products	9.375%	5/01/19	B+	1,110,000

1,522	Chaparral Energy Inc.	8.250%	9/01/21	B–	1,651,370

2,250	Chaparral Energy Inc.	7.625%	11/15/22	B–	2,407,500

4,700	Clayton Williams Energy Inc., 144A	7.750%	4/01/19	B3	4,829,250

4,750	Crestwood Midstream Partners LP, 144A	6.125%	3/01/22	BB	4,868,750

2,000	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	2,160,000

6,000	Energy XXI Gulf Coast Inc.	7.500%	12/15/21	B+	6,255,000

1,250	Everest Acquisition LLC Finance, 144A	7.750%	9/01/22	B	1,400,000

1,000	Genesis Energy LP	7.875%	12/15/18	B1	1,077,500

2,000	Halcon Resources Corporation, 144A	9.750%	7/15/20	CCC+	2,082,500

5,800	Halcon Resources Corporation, 144A	9.250%	2/15/22	CCC+	5,901,500

500	Hercules Offshore LLC, 144A	7.500%	10/01/21	B	530,000

2,000	Laredo Petroleum Inc.	7.375%	5/01/22	Ba2	2,170,000

3,000	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B+	3,030,000

4,000	Magnum Hunter Resources Corporation	9.750%	5/15/20	CCC	4,320,000

500	MEG Energy Corportation, 144A	7.000%	3/31/24	BB	506,250

2,000	Oasis Petroleum Inc.	6.500%	11/01/21	B	2,140,000

3,000	Ocean Rig UDW Inc.	9.500%	4/27/16	CCC+	3,183,750

5,000	Offshore Group Investment Limited	7.125%	4/01/23	B–	5,100,000

2,750	Penn Virginia Corporation	8.500%	5/01/20	B–	2,956,250

2,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	B–	2,020,000

1,750	Rosetta Resources Inc.	5.625%	5/01/21	BB–	1,745,625

1,950	Sanchez Energy Corporation, 144A	7.750%	6/15/21	CCC+	1,993,875

5,000	Sandridge Energy Inc.	7.500%	2/15/23	B2	5,075,000

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,600	Shelf Drill Holdings Limited, 144A	8.625%	11/01/18	B+	$2,808,000

6,000	Talos Production LLC, 144A	9.750%	2/15/18	CCC+	6,135,000

1,970	Tesoro Logistics LP Finance Corporation	6.125%	10/15/21	BB–	2,029,100

6,000	Venoco Inc.	8.875%	2/15/19	CCC+	5,910,000
82,292	Total Oil, Gas & Consumable Fuels				85,396,220

	Personal Products – 0.2%

1,000	Prestige Brands Inc.	8.125%	2/01/20	B+	1,120,000

1,300	Revlon Consumer Products	5.750%	2/15/21	B	1,282,125
2,300	Total Personal Products				2,402,125

	Pharmaceuticals – 1.2%

5,700	Par Pharmaceutical Companies Inc.	7.375%	10/15/20	B–	5,892,375

2,100	Salix Pharmaceuticals Limited, 144A	6.000%	1/15/21	B	2,152,500

2,900	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	3,182,750
10,700	Total Pharmaceuticals				11,227,625

	Real Estate Investment Trust – 0.3%

1,200	iStar Financial Inc.	9.000%	6/01/17	B+	1,405,500

1,250	iStar Financial Inc.	4.875%	7/01/18	B+	1,245,313
2,450	Total Real Estate Investment Trust				2,650,813

	Real Estate Management & Development – 0.1%

1,000	Realogy Group / Sun Group Florida, 144A	3.375%	5/01/16	B–	1,007,500

	Road & Rail – 0.7%

1,000	Avis Budget Car Rental	8.250%	1/15/19	BB–	1,090,000

5,000	Kenan Advantage Group, 144A	8.375%	12/15/18	B–	5,262,500

500	Swift Services Holdings Inc.	10.000%	11/15/18	B+	556,250
6,500	Total Road & Rail				6,908,750

	Semiconductors & Equipment – 2.5%

3,500	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	3,473,750

10,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	10,185,000

10,000	Freescale Semiconductor Inc., 144A	6.000%	1/15/22	B1	10,125,000
24,000	Total Semiconductors & Equipment				23,783,750

	Software – 1.9%

6,800	Audatex North America Inc., 144A	6.125%	11/01/23	Ba2	7,004,000

1,750	BMC Software Finance Inc., 144A	8.125%	7/15/21	B–	1,802,500

400	Emdeon Inc.	11.000%	12/31/19	CCC+	462,000

3,300	First Data Corporation, 144A (WI/DD)	11.750%	8/15/21	CCC+	3,481,500

2,000	First Data Corporation	10.625%	6/15/21	B–	2,167,500

850	Infor Us Inc.	11.500%	7/15/18	B–	979,625

750	Infor Us Inc.	9.375%	4/01/19	B–	843,750

Nuveen Investments	7

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Software (continued)

$1,500	Sungard Data Systems Inc.	6.625%	11/01/19	B–	$1,575,000
17,350	Total Software				18,315,875

	Specialty Retail – 2.3%

1,008	Burlington Holding LLC Finance, Payment in Kind	9.000%	2/15/18	CCC+	1,033,200

10,350	Chino Intermediate Holdings A Inc., 144A	7.750%	5/01/19	CCC+	10,582,875

3,000	Claires Stores, Inc., 144A	9.000%	3/15/19	B2	3,255,000

1,000	Claires Stores, Inc.	10.500%	6/01/17	CCC	1,025,000

1,000	Claires Stores, Inc.	8.875%	3/15/19	BB–	1,030,000

2,850	Jo-Ann Stores Holdings Inc.	9.750%	10/15/19	CCC+	2,981,813

1,900	Michaels FinCo Holdings LLC, 144A	7.500%	8/01/18	CCC+	1,976,000
21,108	Total Specialty Retail				21,883,888

	Textiles, Apparel & Luxury Goods – 1.4%

4,000	Fifth & Pacific Company Inc.	10.500%	4/15/19	CCC+	4,315,000

2,000	Levi Strauss & Company	6.875%	5/01/22	BB–	2,200,000

1,000	Perry Ellis International	7.875%	4/01/19	B+	1,065,000

2,875	Quicksilver Inc / QS Wholesale Inc.	7.875%	8/01/18	B2	3,119,375

2,400	Springs Industries Inc-SIWF Merger Sub	6.250%	6/01/21	B	2,421,000
12,275	Total Textiles, Apparel & Luxury Goods				13,120,375

	Thrifts & Mortgage Finance – 0.2%

1,500	Nationstar Mortgage LLC Capital Corporation	6.500%	7/01/21	B+	1,428,750

	Trading Companies & Distributors – 0.3%

2,000	Rexel SA, 144A	5.250%	6/15/20	BB	2,010,000

1,200	United Rentals North America Inc.	7.375%	5/15/20	BB–	1,330,500
3,200	Total Trading Companies & Distributors				3,340,500

	Transportation Infrastructure – 0.1%

900	Flexi-Van Leasing Inc., 144A	7.875%	8/15/18	BB–	954,000

	Wireless Telecommunication Services – 4.3%

2,000	CenturyLink Inc.	5.625%	4/01/20	BB+	2,035,000

4,000	Digicel Group, Limited, 144A	8.250%	9/30/20	B–	4,145,000

2,000	Digicel Limited, 144A	6.000%	4/15/21	B1	1,930,000

4,000	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	4,240,000

1,700	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	1,763,750

3,500	MetroPCS Wireless Inc., 144A	6.625%	4/01/23	BB	3,613,750

11,700	Sprint Corporation, 144A	7.875%	9/15/23	BB–	12,577,500

7,000	Sprint Corporation, 144A	7.125%	6/15/24	BB–	7,105,000

1,000	Syniverse Holdings Inc.	9.125%	1/15/19	B–	1,092,500

900	T-Mobile USA Inc.	6.731%	4/28/22	BB	938,250

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Wireless Telecommunication Services (continued)

$900	T-Mobile USA Inc.	6.836%	4/28/23	BB	$933,746
38,700	Total Wireless Telecommunication Services				40,374,496
$564,593	Total Corporate Bonds (cost $569,741,232)				591,175,784

Principal Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 30.0% (5)

	Aerospace & Defense – 0.1%

$286	Beechcraft Holdings LLC, Exit Term Loan B	5.750%	2/15/20	BB–	$289,048

858	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	859,836
1,144	Total Aerospace & Defense				1,148,884

	Airlines – 1.6%

12,709	American Airlines Inc., Term Loan, DD1	3.750%	6/16/19	Ba2	12,823,910

496	United Airlines Inc., Term Loan B	4.000%	4/01/19	Ba2	500,898

2,000	US Airways Group Inc., Term Loan B1	4.000%	5/23/19	Ba2	2,016,666
15,205	Total Airlines				15,341,474

	Auto Components – 0.7%

4,107	Federal-Mogul Corporation, Tranche B, Term Loan	2.108%	12/29/14	B1	4,055,017

2,417	Federal-Mogul Corporation, Tranche C, Term Loan	2.108%	12/28/15	B1	2,386,349
6,524	Total Auto Components				6,441,366

	Biotechnology – 0.0%

291	Grifols Inc., Term Loan	4.250%	6/01/17	Ba1	292,995

	Capital Markets – 0.4%

661	American Capital LTD., Term Loan, First Lien	4.000%	8/22/16	BB–	664,003

998	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,008,218

1,742	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	1,751,864
3,401	Total Capital Markets				3,424,085

	Chemicals – 0.1%

485	Univar, Inc., Term Loan	5.000%	6/30/17	B+	480,917

	Commercial Services & Supplies – 1.8%

13,999	Education Management LLC, Tranche C2, Term Loan, DD1	4.250%	6/01/16	B–	13,474,317

2,944	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,972,976
16,943	Total Commercial Services & Supplies				16,447,293

	Communications Equipment – 2.2%

5,970	Alcatel-Lucent Inc., Term Loan C	5.750%	1/30/19	B+	6,011,551

14,672	Avaya Inc., Term Loan, B3, DD1	4.736%	10/26/17	B1	14,348,118
20,642	Total Communications Equipment				20,359,669

Nuveen Investments	9

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Computers & Peripherals – 1.1%

$10,000	Dell Inc., Term Loan B	4.500%	4/29/20	BB+	$10,037,500

	Containers & Packaging – 0.4%

4,000	Berry Plastics Corporation, Term Loan E	3.750%	12/18/20	B+	4,002,856

	Distributors – 0.1%

1,231	HD Supply Inc., Term Loan B	4.500%	10/12/17	B+	1,244,018

	Diversified Consumer Services – 2.5%

990	Cengage Learning Acquisitions Inc., Term Loan, (6)	0.000%	7/03/14	D	776,759

2,491	Ceridian Corporation, New Replacement Term Loan	4.415%	8/14/15	B1	2,505,168

16,684	Hilton Hotels Corporation, Term Loan B2	3.750%	10/25/20	BB	16,837,155

1,985	Laureate Education, Inc., Term Loan B	5.000%	6/16/18	B1	1,999,276

202	Pinnacle Entertainment Inc., Term Loan B1	3.750%	8/15/16	BB+	203,444

995	Pinnacle Entertainment Inc., Term Loan B2	3.750%	8/13/20	BB+	1,001,219
23,347	Total Diversified Consumer Services				23,323,021

	Diversified Financial Services – 0.4%

1,493	Home Loan Servicing Solutions Ltd., Term Loan B	4.500%	6/26/20	BB–	1,505,559

2,390	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	2,404,641
3,883	Total Diversified Financial Services				3,910,200

	Diversified Other – 0.6%

4,988	Rexnord LLC, Term Loan B	4.000%	8/21/20	B+	5,005,146

	Food & Staples Retailing – 1.0%

602	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB–	606,902

393	Albertsons LLC Term Loan B2	4.750%	3/21/19	BB–	395,809

1,641	BJ’s Wholesale Club Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	1,653,178

1,000	BJ’s Wholesale Club Inc., Replacement Loan, Second Lien	8.500%	3/31/20	CCC	1,023,000

4,000	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B	4,117,500

495	Supervalu Inc., Term Loan B	5.000%	3/21/19	B+	500,243

1,406	Wilton Products Inc., Tranche B, Term Loan	7.500%	8/30/18	B–	1,344,140
9,537	Total Food & Staples Retailing				9,640,772

	Food Products – 0.5%

990	Advanced Pierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	979,481

900	Advanced Pierre Foods Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	873,000

2,429	U.S. Foods, Inc. Incremental Term Loan	4.500%	3/31/19	B2	2,451,018
4,319	Total Food Products				4,303,499

	Health Care Equipment & Supplies – 0.5%

2,000	Onex Carestream Finance, LP, Term Loan, Second Lien	9.500%	12/07/19	B–	2,032,500

702	Hologic Refinancing Term Loan, Tranche B	3.750%	8/01/19	BBB–	707,365

1,995	Kinetic Concepts Inc., Term Loan D1	4.500%	5/04/18	BB–	2,012,850
4,697	Total Health Care Equipment & Supplies				4,752,715

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Health Care Providers & Services – 1.1%

$4,975	Apria Healthcare Group Inc., Term Loan, First Lien	6.750%	4/06/20	BB–	$4,999,875

926	Bioscrip Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B	922,310

456	IASIS Healthcare LLC, Term B2, First Lien	4.500%	5/03/18	Ba3	459,266

740	National Mentor Holdings Inc., Term Loan B	6.500%	2/09/17	B+	747,894

924	Select Medical Corporation, Term Loan B	4.000%	6/01/18	Ba2	930,065

1,970	Sheridan Holdings Inc., Term Loan, First Lien	4.500%	6/29/18	B1	1,984,573

447	Skilled Healthcare Group, Term Loan	6.750%	4/09/16	B	447,086
10,438	Total Health Care Providers & Services				10,491,069

	Hotels, Restaurants & Leisure – 1.2%

4,988	Bally Technologies Inc., Term Loan B	4.250%	11/25/20	BB	5,029,021

2,000	Caesars Entertainment Operating Company Inc., Term Loan B6	5.488%	1/28/18	B–	1,913,588

1,000	CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	B+	1,016,514

1,433	Landry’s Restaurants Inc., Term Loan B	4.000%	4/24/18	BB–	1,445,862

1,987	Station Casinos LLC, Term Loan B	5.000%	3/02/20	B1	2,012,641
11,408	Total Hotels, Restaurants & Leisure				11,417,626

	Household Durables – 0.5%

1,454	AOT Bedding Super Holdings LLC, Term Loan B	4.250%	10/01/19	B+	1,465,301

708	Reynolds Group Holdings Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	715,287

1,663	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	1,579,609

807	Tempur-Pedic International Inc., New Term B Loan	3.500%	3/18/20	BB	807,990
4,632	Total Household Durables				4,568,187

	Household Products – 0.6%

4,906	Spectrum Brands Inc., Term Loan A	3.000%	9/04/17	BB	4,924,629

998	Spectrum Brands Inc., Term Loan C	3.500%	9/04/19	BB	1,002,276
5,904	Total Household Products				5,926,905

	Internet Software & Services – 0.5%

2,147	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	2,162,095

1,733	Sabre Inc., Term Loan B	5.250%	2/19/19	B1	1,747,505

386	VFH Parrent LLC, New Term Loan	5.750%	11/08/19	N/R	389,995
4,266	Total Internet Software & Services				4,299,595

	IT Services – 0.4%

658	CompuCom Systems Inc., Term Loan B	4.250%	5/09/20	B1	658,559

606	SRA International Inc., Term Loan	6.500%	7/20/18	B1	601,327

1,489	SunGuard Data Systems Inc., Term Loan E	4.000%	3/08/20	BB	1,502,475

561	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	562,328
3,314	Total IT Services				3,324,689

	Leisure Equipment & Products – 0.2%

1,995	Boyd Gaming Corporation, Term Loan B	4.000%	8/14/20	BB–	2,008,301

Nuveen Investments	11

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Machinery – 1.3%

$8,978	Gardner Denver Inc., Term Loan, DD1	4.250%	7/30/20	B1	$9,005,555

3,320	Xerium Technologies Inc., Initial Term Loan	5.750%	5/17/19	BB–	3,340,742
12,298	Total Machinery				12,346,297

	Media – 5.2%

1,736	Clear Channel Communications Inc., Term Loan E	7.669%	7/30/19	CCC+	1,714,647

205	Clear Channel Communications, Inc., Tranche D, Term Loan	6.919%	1/30/19	CCC+	195,980

8,000	Cumulus Media, Inc., Term Loan B	4.250%	12/20/20	B+	8,070,000

1,990	Emerald Expositions Holdings Inc., Term Loan, First Lien	5.500%	6/17/20	BB–	2,003,681

993	Internet Brands Inc., Term Loan B	6.250%	3/18/19	B+	997,462

1,785	McGraw-Hill Education Holding LLC, Term Loan	9.000%	3/22/19	B2	1,822,485

1,000	Media General Inc., Delayed Draw Term Loan	4.250%	7/31/20	BB–	1,011,244

2,993	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	3,013,073

30,000	Tribune Company, Term Loan B, (WI/DD)	TBD	TBD	BB–	29,909,370

500	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	515,000
49,202	Total Media				49,252,942

	Multiline Retail – 0.2%

2,000	Hudsons Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	2,034,306

	Oil, Gas & Consumable Fuels – 1.1%

1,995	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	2,012,871

2,000	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	2,046,428

2,993	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	3,024,295

3,491	Drill Rigs Holding, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	3,576,349
10,479	Total Oil, Gas & Consumable Fuels				10,659,943

	Personal Products – 0.0%

225	Prestige Brands, Inc., Term Loan B1	3.750%	1/31/19	BB	226,687

	Pharmaceuticals – 0.5%

555	Bioscrip Inc., Term Loan B	6.500%	7/31/20	B	553,386

263	ConvaTec Healthcare Incremental, Term Loan B	4.000%	12/22/16	Ba3	264,495

16	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	18,093

490	Pharmaceutical Product Development Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	494,101

1,496	Pharmaceutical Research Associates, Inc., Term Loan B	5.000%	9/23/20	B1	1,503,570

1,985	Valeant Pharmaceuticals International, Inc., Term Loan BE, (WI/DD)	TBD	TBD	Ba1	2,001,749
4,805	Total Pharmaceuticals				4,835,394

	Real Estate Investment Trust – 0.4%

2,500	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,587,500

1,137	iStar Financial Inc., Term Loan	4.500%	10/15/17	BB–	1,145,038
3,637	Total Real Estate Investment Trust				3,732,538

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Real Estate Management & Development – 0.2%

$330	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	$333,050

1,489	Realogy Corporation, Term Loan B	4.500%	3/05/20	BB–	1,506,197
1,819	Total Real Estate Management & Development				1,839,247

	Road & Rail – 0.0%

269	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/21/17	BB	271,704

	Semiconductors & Equipment – 0.2%

1,746	Freescale Semiconductor, Inc., Term Loan Tranche B5	5.000%	1/15/21	B1	1,768,348

	Software – 1.5%

1,995	Activision Blizzard Inc., Term Loan B	3.250%	10/12/20	BBB	2,010,489

1,451	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB–	1,477,600

450	Blackboard Inc., Term Loan B2	4.750%	10/04/18	B+	455,919

3,000	BMC Software Inc., Initial Term Loan	5.000%	9/10/20	BB–	3,019,869

419	Datatel Parent Corp., Term Loan B	4.500%	7/19/18	B+	421,875

500	Deltek Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	510,000

4,061	Infor Global Solutions Intermediate Holdings Ltd., Term Loan B5, (WI/DD)	TBD	TBD	Ba3	4,069,159

1,061	Infor Enterprise Applications, Term Loan B	5.250%	4/5/2018	Ba3	1,067,779

995	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	1,003,671
13,932	Total Software				14,036,361

	Specialty Retail – 0.2%

1,315	Collective Brands Inc., Term Loan B	7.250%	10/09/19	B	1,323,083

438	Jo-Ann Stores Inc., Term Loan, First Lien	4.000%	3/16/18	B+	439,610
1,753	Total Specialty Retail				1,762,693

	Wireless Telecommunication Services – 0.7%

3,424	Clear Channel Communications Inc., Tranche B, Term Loan, DD1	3.819%	1/29/16	CCC+	3,326,378

1,493	Cricket Communications Inc., Term Loan C	4.750%	3/08/20	Ba3	1,497,831

1,975	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,969,449
6,892	Total Wireless Telecommunication Services				6,793,658
$281,651	Total Variable Rate Senior Loan Interests (cost $278,732,547)				281,752,900
	Total Long-Term Investments (cost $851,922,261)				876,715,347

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 9.9%

$93,078	Repurchase Agreement with State Street Bank, dated 12/31/13, repurchase price $93,077,582, collateralized by $97,085,000 U.S. Treasury Notes, 2.125%, due 8/15/21, value $94,940,489	0.000%	1/02/14		$93,077,582

	Total Short-Term Investments (cost $93,077,582)				93,077,582
	Total Investments (cost $944,999,843) – 103.2%				969,792,929
	Other Assets Less Liabilities – (3.2)%				(30,002,276)
	Net Assets – 100%				$939,790,653

Nuveen Investments	13

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$—	$—	$—	*	$—
$1,000 Par (or similar) Institutional Structures	—	1,095,000	—		1,095,000
Convertible Bonds	—	2,691,663	—		2,691,663
Corporate Bonds	—	591,175,784	—		591,175,784
Variable Rate Senior Loan Interests	—	281,752,900	—		281,752,900
Short-Term Investments:
Repurchase Agreements	—	93,077,582	—		93,077,582
Total	$—	$969,792,929	$—	*	$969,792,929
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $945,939,161.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$26,173,176
Depreciation	(2,319,408)
Net unrealized appreciation (depreciation) of investments	$23,853,768

14	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. As of settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Nuveen Investments	15

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Floating Rate Income Fund

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 95.6%

	CORPORATE BONDS – 17.0%

	Commercial Services & Supplies – 0.2%

$500	Ceridian Corporation	12.250%	11/15/15	CCC	$503,750

1,000	Harland Clarke Holdings	9.500%	5/15/15	B–	1,005,000
1,500	Total Commercial Services & Supplies				1,508,750

	Distributors – 0.4%

2,500	HD Supply Inc.	11.500%	7/15/20	CCC+	2,984,375

	Diversified Consumer Services – 0.3%

2,000	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	2,105,000

	Diversified Financial Services – 0.1%

850	UPCB Finance Limited, 144A	6.625%	7/01/20	BB	903,125

	Diversified Telecommunication Services – 2.6%

4,100	IntelSat Limited, 144A	7.750%	6/01/21	B–	4,397,250

5,950	IntelSat Limited	8.125%	6/01/23	B–	6,381,375

6,750	Level 3 Communications Inc.	11.875%	2/01/19	B–	7,762,500
16,800	Total Diversified Telecommunication Services				18,541,125

	Health Care Equipment & Supplies – 1.9%

3,500	Convatec Finance International SA, 144A	8.250%	1/15/19	B–	3,583,125

4,325	Kinetic Concepts	10.500%	11/01/18	B–	4,973,750

2,500	Kinetic Concepts	12.500%	11/01/19	CCC+	2,812,500

2,000	Tenet Healthcare Corporation	8.125%	4/01/22	B3	2,155,000
12,325	Total Health Care Equipment & Supplies				13,524,375

	Health Care Providers & Services – 2.1%

4,500	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	4,770,000

6,000	Tenet Healthcare Corporation, 144A	6.000%	10/01/20	BB	6,262,500

3,619	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	4,093,994
14,119	Total Health Care Providers & Services				15,126,494

	Hotels, Restaurants & Leisure – 0.5%

250	Caesars Operating Escrow	9.000%	2/15/20	B–	243,125

3,000	MGM Resorts International Inc.	7.750%	3/15/22	B+	3,352,500
3,250	Total Hotels, Restaurants & Leisure				3,595,625

	Household Products – 1.3%

7,200	Reynolds Group	9.875%	8/15/19	CCC+	8,010,000

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Products (continued)

$1,250	Sprectum Brands Inc., 144A	6.625%	11/15/22	BB–	$1,329,688
8,450	Total Household Products				9,339,688

	Machinery – 0.2%

1,530	Xerium Technologies	8.875%	6/15/18	B	1,606,500

	Media – 1.6%

3,000	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	B–	3,075,000

4,500	Clear Channel Communications, Inc., 144A	14.000%	2/01/21	CCC–	4,083,750

2,091	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	2,132,820

500	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	508,750

1,500	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	1,665,000
11,591	Total Media				11,465,320

	Oil, Gas & Consumable Fuels – 1.1%

2,000	Chaparral Energy Inc.	7.625%	11/15/22	B–	2,140,000

2,500	Halcon Resources Corporation, 144A	9.250%	2/15/22	CCC+	2,543,750

3,250	Offshore Group Investment Limited	7.125%	4/01/23	B–	3,315,000
7,750	Total Oil, Gas & Consumable Fuels				7,998,750

	Pharmaceuticals – 0.4%

1,750	Endo Pharmaceutical Holdings Inc.	7.250%	1/15/22	B1	1,872,500

1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,097,500
2,750	Total Pharmaceuticals				2,970,000

	Semiconductors & Equipment – 1.1%

2,200	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	2,183,500

5,416	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	5,253,520
7,616	Total Semiconductors & Equipment				7,437,020

	Software – 0.3%

1,500	Emdeon Inc.	11.000%	12/31/19	CCC+	1,732,500

	Thrifts & Mortgage Finance – 0.0%

250	Nationstar Mortgage LLC Capital Corporation	6.500%	7/01/21	B+	238,125

	Wireless Telecommunication Services – 2.9%

1,750	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	1,815,625

1,250	MetroPCS Wireless Inc., 144A	6.625%	4/01/23	BB	1,290,625

16,000	Sprint Corporation, 144A	7.875%	9/15/23	BB–	17,200,000

275	T-Mobile USA Inc.	6.731%	4/28/22	BB	286,688

275	T-Mobile USA Inc.	6.836%	4/28/23	BB	285,311
19,550	Total Wireless Telecommunication Services				20,878,249
$114,331	Total Corporate Bonds (cost $119,024,096)				121,955,021

Nuveen Investments	17

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 78.6% (4)

	Aerospace & Defense – 0.3%

$490	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	$490,982

1,735	Sequa Corporation, Term Loan B	5.250%	6/19/17	B	1,699,197
2,225	Total Aerospace & Defense				2,190,179

	Airlines – 2.1%

7,960	American Airlines Inc., Exit Term Loan	3.750%	6/16/19	Ba2	8,032,141

2,133	Delta Air Lines Inc., Term Loan B1	4.000%	10/18/18	Ba1	2,145,965

4,750	US Airways Group Inc., Term Loan B1	4.000%	5/23/19	Ba2	4,789,582
14,843	Total Airlines				14,967,688

	Auto Components – 1.4%

3,995	Allison Transmission Inc., Term Loan B3, DD1	3.750%	8/23/19	BB–	4,022,453

4,228	Federal-Mogul Corporation, Tranche B, Term Loan	2.108%	12/29/14	B1	4,174,732

2,229	Federal Mogul Corporation, Tranche C, Term Loan	2.108%	12/28/15	B1	2,201,227
10,452	Total Auto Components				10,398,412

	Building Products – 1.5%

3,990	CPG International Inc., Term Loan	4.750%	9/30/20	B	4,014,938

2,494	Quikrete Holdings Inc., Term Loan, First Lien	4.000%	9/28/20	B+	2,510,104

4,000	Quikrete Holdings Inc., Term Loan, Second Lien	7.000%	3/26/21	B–	4,105,000
10,484	Total Building Products				10,630,042

	Capital Markets – 0.8%

165	American Capital LTD., Term Loan, First Lien	4.000%	8/22/16	BB–	166,001

1,746	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,764,382

3,934	Walter Investment Management Corporation, Tranche B, Term Loan	4.750%	12/18/20	B+	3,955,399
5,845	Total Capital Markets				5,885,782

	Chemicals – 0.3%

2,088	Ineos US Finance LLC, Term Loan, First Lien	4.000%	5/04/18	BB–	2,097,460

	Commercial Services & Supplies – 1.8%

4,729	Education Management LLC, Tranche C2, Term Loan	4.250%	6/01/16	B–	4,551,499

6,009	Harland Clarke Holdings, Term Loan B3	7.000%	5/22/18	B+	6,068,677

1,999	Tervita Corporation, Term Loan B	6.250%	5/12/18	B–	2,009,643
12,737	Total Commercial Services & Supplies				12,629,819

	Communications Equipment – 1.5%

4,216	Alcatel-Lucent, Inc., Term Loan C	5.750%	1/30/19	B+	4,245,593

975	Aspect Software Inc., Term Loan B	7.000%	5/07/16	B1	980,777

4,985	Avaya Inc., Term Loan B3	4.736%	10/26/17	B1	4,875,356

235	Cricket Communications, Inc., Term Loan B	4.750%	10/10/19	Ba3	236,203

242	Syniverse Technologies Inc., Tranche B, Term Loan	4.000%	4/23/19	BB–	243,592
10,653	Total Communications Equipment				10,581,521

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Computers & Peripherals – 1.4%

$10,000	Dell Inc., Term Loan B	4.500%	4/29/20	BB+	$10,037,500

	Construction Materials – 0.7%

5,000	Polymer Group Inc., Term Loan, (WI/DD)	TBD	TBD	B1	5,037,500

	Containers & Packaging – 0.7%

5,000	Berry Plastics Corporation, Term Loan E, (WI/DD)	TBD	TBD	B+	5,003,570

	Distributors – 0.5%

3,480	HD Supply Inc., Term Loan B	4.500%	10/12/17	B+	3,516,160

	Diversified Consumer Services – 4.4%

3,899	Ceridian Corporation, New Replacement Term Loan	4.415%	8/14/15	B1	3,921,868

17,421	Hilton Hotels Corporation, Term Loan B2	3.750%	10/25/20	BB	17,580,751

4,968	Laureate Education, Inc., Term Loan B, DD1	5.000%	6/16/18	B1	5,004,558

404	Pinnacle Entertainment Inc., Term Loan B1	3.750%	8/15/16	BB+	406,888

1,493	Pinnacle Entertainment Inc., Term Loan B2	3.750%	8/13/20	BB+	1,501,828

1,995	Spotless Holdings, SAS, Term Loan, First Lien	5.000%	10/02/18	B1	2,028,043

1,000	Spotless Holdings, SAS, Term Loan, Second Lien	8.750%	4/02/19	B3	1,025,625
31,180	Total Diversified Consumer Services				31,469,561

	Diversified Financial Services – 2.3%

1,739	Altisource Solutions S.A.R.L, Term Loan B	4.500%	12/09/20	B+	1,758,306

1,493	Home Loan Servicing Solutions Ltd., Term Loan B	4.500%	6/26/20	BB–	1,505,559

995	ION Trading Technologies S.A.R.L, Term Loan, First Lien	4.500%	5/22/20	B+	1,004,018

769	KCG Holdings, Inc., Term Loan B	5.750%	12/05/17	BB–	773,496

4,729	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B+	4,789,591

195	RPI Finance Trust Term Loan B3	3.250%	11/09/18	Baa2	195,638

2,750	Wendy’s/Arby’s Restaurants LLC, Term Loan B	5.000%	11/15/20	B	2,768,048

3,749	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	3,772,263
16,419	Total Diversified Financial Services				16,566,919

	Diversified Other – 0.8%

5,736	Rexnord LLC, Term Loan B	4.000%	8/21/20	B+	5,755,918

	Diversified Telecommunication Services – 0.9%

4,489	Cincinnati Bell Inc., Tranche B, Term Loan	4.000%	9/10/20	BB–	4,503,980

667	Greeneden U.S. Holdings II LLC, Series 1, Incremental Term Loan	4.500%	2/08/20	B+	669,792

1,333	Greeneden U.S. Holdings II LLC, Series 2, Term Loan	4.500%	11/13/20	B+	1,338,751
6,489	Total Diversified Telecommunication Services				6,512,523

	Electric Utilities – 0.8%

992	Calpine Corporation, Term Loan B2	4.000%	4/01/18	BB–	1,000,507

2,500	EFS Cogen Holdings LLC, Term Loan B	5.000%	12/17/20	BB+	2,518,750

1,992	Equipower Resources Holdings LLC, Term Loan C, DD1	4.250%	12/21/19	BB	2,003,289
5,484	Total Electric Utilities				5,522,546

Nuveen Investments	19

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Food & Staples Retailing – 2.6%

$2,193	Albertsons LLC Term Loan B2, DD1	4.750%	3/21/19	BB–	$2,209,105

301	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB–	303,451

1,747	BJ’s Wholesale Club Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	1,760,438

1,500	BJ’s Wholesale Club Inc., Replacement Loan, Second Lien	8.500%	3/31/20	CCC	1,534,500

2,000	Del Monte Foods Company, Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	2,010,834

500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B	514,688

1,500	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	1,525,624

6,453	Supervalu Inc., New Term Loan B	5.000%	3/21/19	B+	6,527,196

1,974	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B–	1,886,512
18,168	Total Food & Staples Retailing				18,272,348

	Food Products – 4.0%

149	Advanced Pierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	146,922

975	Advanced Pierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	945,750

3,000	Dole Foods Company, Inc., Tranche B, Term Loan	4.500%	11/01/18	B2	3,016,875

13,455	H.J. Heinz Company, Term Loan B2	3.500%	6/05/20	BB	13,574,908

993	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB–	992,943

1,496	Pinnacle Foods Finance LLC, Term Loan H	3.250%	4/29/20	BB–	1,496,718

8,199	US Foods, Incremental Term Loan	4.500%	3/31/19	B2	8,273,563
28,267	Total Food Products				28,447,679

	Health Care Equipment & Supplies – 1.7%

1,150	Ardent Medical Services Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	1,164,375

1,493	Biomet, Inc., Term Loan B2	3.670%	7/25/17	BB–	1,506,255

3,169	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,210,834

2,000	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B–	2,032,500

3,724	Kinetic Concepts Inc., Term Loan D1, DD1	4.500%	5/04/18	BB–	3,757,098

700	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	703,998
12,236	Total Health Care Equipment & Supplies				12,375,060

	Health Care Providers & Services – 6.2%

3,736	Apria Healthcare Group Inc., Term Loan, First Lien	6.750%	4/06/20	BB–	3,754,292

1,852	Bioscrip Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B	1,844,619

6,767	Golden Living, Term Loan	5.000%	5/04/18	B	6,652,919

3,000	Healogics Inc., Term Loan, Second Lien (WI/DD)	TBD	TBD	CCC+	3,076,251

6,513	Health Management Associates, Inc., Replacement Term Loan B	3.500%	11/16/18	BB–	6,520,670

3,229	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	3,255,318

1,406	Kindred Healthcare Inc., Term Loan B1	4.250%	6/01/18	Ba3	1,407,729

86	LifePoint Hospitals, Inc., Incremental Term Loan B	2.670%	7/24/17	Ba1	86,016

2,000	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	2,004,166

2,000	Sheridan Holding Inc., Term Loan, Second Lien, DD1	8.250%	12/31/21	B+	2,035,000

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Health Care Providers & Services (continued)

$319	Sheridan Holdings Inc., Delayed Draw, Term Loan, (WI/DD)	TBD	TBD	B1	$318,799

5,232	Sheridan Holdings Inc., Term Loan, First Lien, DD1	4.500%	6/29/18	B1	5,270,664

995	Surgical Care Affiliates LLC, Incremental Term Loan B	4.250%	6/29/18	B	997,799

2,226	Truven Health Analytics, Term Loan B	4.500%	6/06/19	Ba3	2,232,103

3,741	U.S. Renal Care Inc., Incremental Term Loan, Tranche B1, First Lien	4.250%	7/16/19	B	3,765,564

1,500	U.S. Renal Care Inc., Incremental Term Loan, Tranche B1, Second Lien	8.500%	7/03/20	B3	1,524,375
44,602	Total Health Care Providers & Services				44,746,284

	Hotels, Restaurants & Leisure – 3.0%

4,489	Bally Technologies Inc., Term Loan B, DD1	4.250%	11/25/20	BB	4,526,119

809	BLB Management Services, Inc., Term Loan	5.250%	11/10/18	BB–	819,823

5,100	Caesars Entertainment Operating Company Inc., Term Loan B6	5.488%	1/28/18	B–	4,879,649

5,500	CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	B+	5,590,827

2,000	Intrawest Resort Holdings Inc., Initial Term Loan	5.500%	12/09/20	B+	2,007,500

961	Landry’s Restaurants Inc., Term Loan B	4.000%	4/24/18	BB–	969,371

2,482	MGM Resorts, International, Term Loan B	3.500%	12/20/19	BB	2,484,263
21,341	Total Hotels, Restaurants & Leisure				21,277,552

	Household Durables – 0.7%

2,743	Jarden Corporation, Term Loan B1	2.919%	9/30/20	BBB–	2,743,410

2,080	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	1,975,996
4,823	Total Household Durables				4,719,406

	Household Products – 1.1%

3,000	Revlon Consumer Products Corporation, Term Loan	4.000%	8/19/19	Ba2	3,015,468

2,944	Spectrum Brands, Term Loan A	3.000%	9/04/17	BB	2,954,777

1,995	Spectrum Brands Inc., Term Loan C	3.500%	9/04/19	BB	2,004,552
7,939	Total Household Products				7,974,797

	Independent Power Producers & Energy Traders – 0.5%

1,500	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB+	1,511,812

991	Calpine Corporation, Term Loan B1	4.000%	4/01/18	BB–	999,447

1,072	Dynegy Inc., Term Loan B2	4.000%	4/23/20	BB–	1,079,352
3,563	Total Independent Power Producers & Energy Traders				3,590,611

	Industrial Conglomerates – 0.3%

2,479	Dupont Performance Coatings, Dollar Term Loan B	4.750%	2/03/20	B+	2,499,763

	Insurance – 0.9%

3,990	Hub International Holdings, Inc., Term Loan B	4.750%	10/02/20	B1	4,050,680

1,684	Sedgwick Holdings, Inc. Term Loan First Lien	4.250%	6/12/18	B+	1,693,318

500	Sedgwick Holdings, Inc. Term Loan, Second Lien	8.000%	12/12/18	CCC+	508,750
6,174	Total Insurance				6,252,748

Nuveen Investments	21

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Internet Software & Services – 1.4%

$2,948	EIG, Investors Corp., Term Loan	5.000%	11/09/19	B	$2,968,258

500	ION Trading Technologies S.A.R.L., Term Loan, Second Lien	8.250%	5/22/21	CCC+	507,812

459	Sabre Inc., Term Loan C	4.000%	2/19/18	B1	461,429

1,995	Sabre Inc., Term Loan B2	4.500%	2/19/19	B1	1,999,676

2,281	Sabre Inc., Term Loan B	5.250%	2/19/19	B1	2,300,976

2,088	VFH Parrent LLC, New Term Loan	5.750%	11/08/19	N/R	2,108,544
10,271	Total Internet Software & Services				10,346,695

	IT Services – 0.4%

993	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	1,001,650

1,612	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	1,614,967
2,605	Total IT Services				2,616,617

	Leisure Equipment & Products – 1.8%

1,489	AMC Entertainment Inc., Initial Term Loan	3.500%	4/30/20	Ba2	1,493,003

2,627	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	2,639,732

3,491	Boyd Gaming Corporation, Term Loan B	4.000%	8/14/20	BB–	3,514,526

1,094	Equinox Holdings Inc., New Initial Term Loan B	4.501%	1/31/20	B1	1,103,185

1,000	Four Seasons Holdings Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	1,027,500

2,992	Leslies Poolmart Inc., Tranche B, Term Loan	4.250%	10/16/19	B	3,011,128
12,693	Total Leisure Equipment & Products				12,789,074

	Machinery – 1.3%

3,990	Gardner Denver Inc., Term Loan, DD1	4.250%	7/30/20	B1	4,002,469

2,000	TNT Crane & Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B1	1,991,250

3,072	Xerium Technologies Inc., Initial Term Loan	5.750%	5/17/19	BB–	3,091,692
9,062	Total Machinery				9,085,411

	Media – 12.1%

391	Charter Communications Operating Holdings LLC, Term Loan F	3.000%	12/31/20	Baa3	388,169

3,016	Clear Channel Communications Inc., Term Loan E, DD1	7.669%	7/30/19	CCC+	2,978,340

17,549	Clear Channel Communications, Inc., Tranche D, DD1	6.919%	1/30/19	CCC+	16,803,329

12,000	Cumulus Media, Inc., Term Loan B	4.250%	12/20/20	B+	12,105,000

2,239	Emerald Expositions Holdings Inc., Term Loan, First Lien	5.500%	6/17/20	BB–	2,254,141

2,349	EMI Music Publishing LLC, Term Loan B	4.250%	6/29/18	BB–	2,364,049

1,267	Internet Brands Inc., Term Loan B	6.250%	3/18/19	B+	1,272,929

1,500	McGraw Hill Education Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	B1	1,499,062

3,350	McGraw-Hill Education LLC, Term Loan	9.000%	3/22/19	B2	3,420,014

4,250	Media General Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB–	4,297,787

247	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	247,027

3,491	Springer Science & Business Media Inc., Term Loan	5.000%	8/14/20	B	3,515,252

22	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Media (continued)

$27,574	Tribune Company, Term Loan B, (WI/DD)	TBD	TBD	BB–	$27,490,615

93	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB–	93,476

1,500	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB–	1,499,296

2,400	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	2,472,000

4,196	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	BB–	4,208,184
87,412	Total Media				86,908,670

	Multiline Retail – 1.0%

4,000	Hudsons Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	4,068,612

3,000	Hudsons Bay Company, Initial Term Loan, Second Lien, (WI/DD)	TBD	TBD	B–	3,108,750
7,000	Total Multiline Retail				7,177,362

	Oil, Gas & Consumable Fuels – 4.2%

1,994	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	2,012,322

1,938	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	1,995,746

4,489	Drill Rigs Holdings, Inc. Tranche B1, Term Loan	6.000%	3/31/21	B+	4,598,163

150	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	150,228

1,995	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	2,012,871

3,000	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	3,069,642

5,985	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	6,048,591

1,991	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	2,015,307

1,247	Peabody Energy Corporation, Term Loan B	4.250%	9/24/20	BB+	1,257,674

1,491	Rice Drilling LLC, Term Loan, Second Lien	8.500%	10/25/18	N/R	1,527,881

473	Ruby Western Pipeline Holdings LLC, Term Loan B	3.500%	3/27/20	BB+	473,986

1,000	Shelf Drilling Holdings LTD., Term Loan	10.000%	10/08/18	B+	1,017,500

2,482	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B–	2,524,902

1,000	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB–	1,011,042
29,235	Total Oil, Gas & Consumable Fuels				29,715,855

	Pharmaceuticals – 3.2%

1,111	Bioscrip Inc., Term Loan B	6.500%	7/31/20	B	1,106,771

199	Generic Drug Holdings, Inc Term Loan B	5.000%	8/16/20	B1	201,985

1,049	Par Pharmaceuticals Companies, Inc., Additional Term Loan B1	4.250%	9/30/19	B+	1,056,820

2,581	Pharmaceutical Product Development Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	2,603,632

3,990	Pharmaceutical Research Associates, Inc., Term Loan B	5.000%	9/23/20	B1	4,009,519

5,500	Salix Pharmaceuticals LTD., Term Loan, (WI/DD)	TBD	TBD	Ba1	5,559,581

8,455	Valeant Pharmaceuticals International, Term Loan E, (WI/DD)	TBD	TBD	Ba1	8,526,343

98	Valeant Pharmaceuticals International, Tranche B, Term Loan D2	3.750%	2/13/19	BBB–	99,055
22,983	Total Pharmaceuticals				23,163,706

	Professional Services – 0.0%

195	CHG Healthcare, Term Loan, Second Lien	9.000%	11/19/20	CCC+	198,385

Nuveen Investments	23

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Real Estate Investment Trust – 1.7%

$3,750	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	$3,881,250

3,237	iStar Financial Inc., Term Loan	4.500%	10/15/17	BB–	3,260,398

3,144	iStar Financial Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	BB–	3,253,928

1,985	Starwood Property Trust Inc., Term Loan B	3.500%	4/17/20	BB+	1,985,828
12,116	Total Real Estate Investment Trust				12,381,404

	Real Estate Management & Development – 0.8%

4,156	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	4,192,918

1,489	Realogy Corporation, Term Loan B	4.500%	3/05/20	BB–	1,506,197
5,645	Total Real Estate Management & Development				5,699,115

	Semiconductors & Equipment – 1.3%

4,720	Freescale Semiconductor, Inc., Term Loan, Tranche B4	5.000%	2/28/20	B1	4,778,481

4,489	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	4,547,180

295	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BB+	295,542
9,504	Total Semiconductors & Equipment				9,621,203

	Software – 4.3%

1,995	Activision Blizzard Inc., Term Loan B	3.250%	10/12/20	BBB	2,010,489

1,991	Blackboard Inc., Term Loan B3	4.750%	10/04/18	B+	2,014,868

4,000	BMC Software Inc., Initial Term Loan	5.000%	9/10/20	BB–	4,026,492

3,307	Datatel Parent Corp., Term Loan B	4.500%	7/19/18	B+	3,330,178

245	Epicor Software Corporation, Term Loan B1	4.500%	5/16/18	Ba3	247,077

2,484	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB–	2,493,568

7,089	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan S, (WI/DD)	TBD	TBD	Ba3	7,103,377

2,750	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	2,742,267

5,228	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	5,273,708

1,296	RedPrairie Corporation, Term Loan, First Lien	6.000%	12/13/19	B+	1,305,454
30,385	Total Software				30,547,478

	Specialty Retail – 0.1%

454	Collective Brands Inc., Term Loan B	7.250%	10/09/19	B	456,536

499	Michaels Stores, Inc., Term Loan, First Lien (WI/DD)	TBD	TBD	BB–	501,434
953	Total Specialty Retail				957,970

	Textiles, Apparel & Luxury Goods – 0.1%

359	Phillips-Van Heusen Corporation, Term Loan B	3.250%	2/13/20	BBB–	361,724

	Wireless Telecommunication Services – 1.7%

2,991	Avaya Inc., Term Loan B5	8.000%	3/31/18	B1	3,034,273

2,163	Clear Channel Communications Inc., Tranche B, Term Loan B, DD1	3.819%	1/29/16	CCC+	2,101,394

4,514	Fairpoint Communications Inc., Term Loan B, DD1	7.500%	2/11/19	B	4,665,379

24	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$2,239	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	$2,232,389
11,907	Total Wireless Telecommunication Services				12,033,435
$560,032	Total Variable Rate Senior Loan Interests (cost $556,850,247)				562,563,452
	Total Long-Term Investments (cost $675,874,343)				684,518,473

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 12.9%

$92,411	Repurchase Agreement with State Street Bank, dated 12/31/12, repurchase price $92,410,935, collateralized by: $94,345,000 U.S. Treasury Notes, 2.125%, due 8/15/21, value $92,261,013 and $2,000,000 U.S. Treasury Notes, 0.250%, due 9/30/14, value $2,002,890	0.000%	1/02/14		$92,410,935

	Total Short-Term Investments (cost $92,410,935)				92,410,935
	Total Investments (cost $768,285,278) – 108.5%				776,929,408
	Other Assets Less Liabilities – (8.5)%				(60,932,169)
	Net Assets – 100%				$715,997,239

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$121,955,021	$—	$121,955,021
Variable Rate Senior Loan Interests	—	562,563,452	—	562,563,452
Short-Term Investments:
Repurchase Agreements	—	92,410,935	—	92,410,935
Total	$—	$776,929,408	$—	$776,929,408

Nuveen Investments	25

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $768,687,521.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$8,830,363
Depreciation	(588,476)
Net unrealized appreciation (depreciation) of investments	$8,241,887

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. As of settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

26	Nuveen Investments

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony High Yield Bond Fund

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 92.9%

	CORPORATE BONDS – 78.3%

	Auto Components – 0.4%

$100	Ahern Rentals Inc., 144A	9.500%	6/15/18	B	$108,250

100	Schaeffler Holding Finance BV, 144A	6.875%	8/15/18	B1	106,000

200	Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	208,000
400	Total Auto Components				422,250

	Automobiles – 1.1%

1,000	Jaguar Land Rover PLC, 144A	4.125%	12/15/18	BB	1,006,250

	Beverages – 0.7%

700	Innvoation Ventures LLC Finance, 144A	9.500%	8/15/19	B2	675,500

	Building Products – 0.3%

250	Gibraltar Industries	6.250%	2/01/21	BB–	256,875

	Commercial Services & Supplies – 3.6%

1,250	ABX Group Inc.	6.375%	12/01/19	Ba3	1,268,750

50	ABX Group Inc.	8.750%	12/01/20	CCC+	51,000

2,000	Cenveo Corporation	8.875%	2/01/18	CCC+	2,000,000

100	Monitronics International Inc.	9.125%	4/01/20	CCC+	106,000
3,400	Total Commercial Services & Supplies				3,425,750

	Communications Equipment – 3.2%

1,000	Alcatel Lucent USA Inc., 144A	6.750%	11/15/20	B3	1,038,750

500	Alcatel Lucent USA Inc., 144A	4.625%	7/01/17	B3	500,625

1,000	Avaya Inc., 144A	7.000%	4/01/19	B1	980,000

500	Level 3 Financing Inc., 144A	6.125%	1/15/21	BB–	505,000
3,000	Total Communications Equipment				3,024,375

	Computers & Peripherals – 0.1%

100	Seagate HDD Cayman, 144A	3.750%	11/15/18	BBB–	101,125

	Consumer Finance – 0.6%

300	SLM Corporation	4.875%	6/17/19	BBB–	298,936

100	Springleaf Finance Corporation	6.000%	6/01/20	B3	100,000

125	TMX Finance LLC, 144A	8.500%	9/15/18	B+	133,125
525	Total Consumer Finance				532,061

	Containers & Packaging – 0.3%

250	Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	CCC+	252,500

Nuveen Investments	27

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony High Yield Bond Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Distributors – 0.1%

$50	HD Supply Inc.	11.500%	7/15/20	CCC+	$59,688

	Diversified Consumer Services – 0.3%

250	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	263,125

	Diversified Financial Services – 1.8%

1,500	American Capital Limited, 144A	6.500%	9/15/18	BB–	1,563,750

150	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	152,625
1,650	Total Diversified Financial Services				1,716,375

	Diversified Telecommunication Services – 2.4%

2,000	IntelSat Limited	8.125%	6/01/23	B–	2,145,000

100	Windstream Corporation	7.750%	10/01/21	BB+	106,000
2,100	Total Diversified Telecommunication Services				2,251,000

	Electric Utilities – 0.1%

100	Calpine Corporation, 144A	6.000%	1/15/22	BB+	102,500

	Health Care Equipment & Supplies – 3.3%

200	Kinetic Concepts	10.500%	11/01/18	B–	230,000

1,000	Kinetic Concepts	12.500%	11/01/19	CCC+	1,125,000

1,700	Tenet Healthcare Corporation	8.125%	4/01/22	B3	1,831,750
2,900	Total Health Care Equipment & Supplies				3,186,750

	Health Care Providers & Services – 3.8%

250	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	265,000

3,000	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	3,393,750
3,250	Total Health Care Providers & Services				3,658,750

	Hotels, Restaurants & Leisure – 0.8%

250	Caesars Operating Escrow	9.000%	2/15/20	B–	243,125

250	Landrys Holdings	10.250%	1/01/18	CCC+	265,313

125	Pinnacle Finance Corporation, 144A	6.375%	8/01/21	BB–	127,813

100	Station Casinos LLC	7.500%	3/01/21	CCC+	106,500
725	Total Hotels, Restaurants & Leisure				742,751

	Household Durables – 0.1%

50	KB Home	7.000%	12/15/21	B+	52,125

	Insurance – 1.2%

1,100	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	1,130,250

	IT Services – 3.8%

3,075	First Data Corporation	12.625%	1/15/21	B–	3,609,281

	Leisure Equipment & Products – 0.0%

20	PC NextCo Holdings Finance, 144A	8.750%	8/15/19	CCC+	20,525

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery – 0.4%

$250	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	$271,250

141	Xerium Technologies	8.875%	6/15/18	B	148,050
391	Total Machinery				419,300

	Marine – 3.2%

3,000	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B	3,060,000

	Media – 6.0%

200	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	B–	205,000

4,515	Clear Channel Communications, Inc., 144A	14.000%	2/01/21	CCC–	4,097,808

100	Dreamworks Animation SKG, 144A	6.875%	8/15/20	Ba3	105,750

125	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	138,125

125	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	125,938

1,000	Nexstar Broadcasting Inc.	6.875%	11/15/20	B	1,070,000
6,065	Total Media				5,742,621

	Oil, Gas & Consumable Fuels – 13.5%

1,000	Chaparral Energy Inc.	8.250%	9/01/21	B–	1,085,000

300	Clayton Williams Energy Inc., 144A	7.750%	4/01/19	B3	308,250

250	Crestwood Midstream Partners LP, 144A	6.125%	3/01/22	BB	256,250

1,500	Diamondback Energy Inc., 144A	7.625%	10/01/21	CCC+	1,582,500

1,000	Energy XXI Gulf Coast Inc.	7.500%	12/15/21	B+	1,042,500

600	Halcon Resources Corporation, 144A	9.250%	2/15/22	CCC+	610,500

1,500	Hercules Offshore LLC, 144A	7.500%	10/01/21	B	1,590,000

100	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B+	101,000

1,500	Oasis Petroleum Inc., 144A	6.875%	3/15/22	B	1,590,000

1,550	Sanchez Energy Corporation, 144A	7.750%	6/15/21	CCC+	1,584,875

3,000	Sandridge Energy Inc.	7.500%	2/15/23	B2	3,045,000

30	Tesoro Logistics LP Finance Corporation	6.125%	10/15/21	BB–	30,900
12,330	Total Oil, Gas, & Consumable Fuels				12,826,775

	Pharmaceuticals – 0.9%

700	Salix Pharmaceuticals Limited, 144A	6.000%	1/15/21	B	717,500

100	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	109,750
800	Total Pharmaceuticals				827,250

	Real Estate Management & Development – 4.2%

4,000	Realogy Group / Sun Group Florida, 144A	3.375%	5/01/16	B–	4,030,000

	Semiconductors & Equipment – 6.4%

1,600	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	1,588,000

1,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	1,455,000

3,000	Freescale Semiconductor Inc., 144A	6.000%	1/15/22	B1	3,037,500
6,100	Total Semiconductors & Equipment				6,080,500

Nuveen Investments	29

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony High Yield Bond Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Software – 4.9%

$200	Audatex North America Inc., 144A	6.125%	11/01/23	Ba2	$206,000

3,500	Blackboard Inc., 144A	7.750%	11/15/19	CCC+	3,473,750

1,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	B–	1,030,000
4,700	Total Software				4,709,750

	Specialty Retail – 3.9%

3,200	Chino Intermediate Holdings A Inc., 144A	7.750%	5/01/19	CCC+	3,272,000

200	Claires Stores, Inc., 144A	9.000%	3/15/19	B2	217,000

150	Jo-Ann Stores Holdings Inc.	9.750%	10/15/19	CCC+	156,938

100	Michaels FinCo Holdings LLC, 144A	7.500%	8/01/18	CCC+	104,000
3,650	Total Specialty Retail				3,749,938

	Textiles, Apparel & Luxury Goods – 0.2%

125	Quicksilver Inc / QS Wholesale Inc.	7.875%	8/01/18	B2	135,625

100	Springs Indutries Inc-SIWF Merger Sub	6.250%	6/01/21	B	100,875
225	Total Textiles, Apparel & Luxury Goods				236,500

	Thrifts & Mortgage Finance – 1.8%

1,750	Nationstar Mortgage LLC Capital Corporation	6.500%	7/01/21	B+	1,666,875

	Transportation Infrastructure – 0.1%

100	Flexi-Van Leasing Inc., 144A	7.875%	8/15/18	BB–	106,000

	Wireless Telecommunication Services – 4.8%

100	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	103,750

100	MetroPCS Wireless Inc., 144A	6.625%	4/01/23	BB	103,250

3,900	Sprint Corporation, 144A	7.875%	9/15/23	BB–	4,192,500

100	T-Mobile USA Inc.	6.731%	4/28/22	BB	104,250

100	T-Mobile USA Inc.	6.836%	4/28/23	BB	103,748
4,300	Total Wireless Telecommunication Services				4,607,498
$72,306	Total Corporate Bonds (cost $72,910,442)				74,552,813

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 14.6% (4)

	Auto Components – 1.7%

$1,028	Federal-Mogul Corporation, Tranche B, Term Loan	2.108%	12/29/14	B1	$1,014,944

605	Federal-Mogul Corporation, Tranche C, Term Loan	2.108%	12/28/15	B1	597,287
1,633	Total Auto Components				1,612,231

	Commercial Services & Supplies – 4.1%

2,194	Education Management LLC, Tranche C2, Term Loan, DD1	4.750%	6/01/16	B–	2,111,720

1,778	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	1,795,275
3,972	Total Commercial Services & Supplies				3,906,995

	Communications Equipment – 1.0%

997	Avaya Inc., Term Loan B3, DD1	4.736%	10/26/17	B	975,071

30	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Computers & Peripherals – 1.1%

$1,000	Dell Inc., Term Loan B	4.454%	4/29/20	BB+	$1,003,750

	Diversified Consumer Services – 1.7%

1,600	Hilton Hotels Corporation, Term Loan B2	3.585%	10/15/20	BB	1,614,667

	Machinery – 1.0%

998	Gardner Denver Inc., Term Loan, DD1	4.250%	7/30/20	B1	1,000,617

	Media – 4.0%

3,795	Tribune Company, Term Loan B, (WI/DD)	TBD	TBD	BB+	3,784,011
$13,995	Total Variable Rate Senior Loan Interests (cost $13,797,314)				13,897,342
	Total Long-Term Investments (cost $86,707,756)				88,450,155

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 11.1%

$10,583	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/13, repurchase price $10,583,354, collateralized by $11,060,000 U.S. Treasury Notes, 0.6250%, due 11/30/17, value $10,797,214	0.000%	1/02/14		$10,583,354

	Total Short-Term Investments (cost $10,583,354)				10,583,354
	Total Investments (cost $97,291,110) – 104.0%				99,033,509
	Other Assets Less Liabilities – (4.0)%				(3,833,430)
	Net Assets – 100%				$95,200,079

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$74,552,813	$—	$74,552,813
Variable Rate Senior Loan Interests	—	13,897,342	—	13,897,342
Short-Term Investments:
Repurchase Agreements	—	10,583,354	—	10,583,354
Total	$—	$99,033,509	$—	$99,033,509

Nuveen Investments	31

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony High Yield Bond Fund (continued)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $97,325,508.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$1,901,859
Depreciation	(193,858)
Net unrealized appreciation (depreciation) of investments	$1,708,001

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. As of settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

32	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 28, 2014